Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 133,866	$ 130,851
Accumulated depreciation and amortization	(101,310)	(97,824)
Total	32,556	33,027
Depreciation and amortization expense	4,100	4,200	$ 4,000
Occupancy expense of the Bank's premises included rental expense	8,213	8,128	$ 8,044
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,426	2,443
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	36,260	36,327
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	60,320	58,163
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 34,860	$ 33,918